Investments in Unconsolidated Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2018
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Condensed Balance Sheet of Equity Method Investments
The condensed balance sheets as of December 31, 2018 and 2017 and condensed statements of operations for the years ended December 31, 2018, 2017 and 2016 for Liberty Venture I LP, Kings Hill Unit Trust, Liberty Illinois, LP, Liberty Washington LP, Liberty/Comcast, Liberty Property 18th & Arch, and the other unconsolidated joint ventures are as follows (in thousands):
Condensed Balance Sheets:

	December 31, 2018
	Liberty	Kings Hill	Liberty	Liberty	Liberty/	Liberty Property
	Venture I, LP	Unit Trust	Illinois, LP	Washington, LP	Comcast	18th & Arch (2)	Other	Total
Real estate assets	$251,648	$144,742	$252,751	$210,732	$497,623	$688,537	$98,659	$2,144,692
Accumulated depreciation	(54,373)	(30,554)	(61,593)	(15,009)	(152,169)	(21,160)	(12,991)	(347,849)
Real estate assets, net	197,275	114,188	191,158	195,723	345,454	667,377	85,668	1,796,843
Development in progress	—	—	—	—	—	192,568	7,675	200,243
Land held for development	—	—	33,769	—	—	—	39,728	73,497
Other assets	23,180	12,141	14,662	17,146	43,671	152,845	29,085	292,730
Total assets	$220,455	$126,329	$239,589	$212,869	$389,125	$1,012,790	$162,156	$2,363,313

Debt	$170,743	$84,691	$138,964	$101,532	$—	$—	$74,081	$570,011
Related party debt	—	20,239	—	—	304,000	—	—	324,239
Other liabilities	3,782	8,537	7,304	3,719	8,292	118,953	9,014	159,601
Equity	45,930	12,862	93,321	107,618	76,833	893,837	79,061	1,309,462
Total liabilities and equity	$220,455	$126,329	$239,589	$212,869	$389,125	$1,012,790	$162,156	$2,363,313

Company's net investment in unconsolidated joint ventures (1)	$9,516	$6,230	$13,863	$27,020	$75,102	$191,430	$27,820	$350,981

	December 31, 2017
	Liberty	Kings Hill	Liberty	Liberty	Liberty/	Liberty Property
	Venture I, LP	Unit Trust	Illinois, LP	Washington, LP	Comcast	18th & Arch (2)	Other	Total
Real estate assets	$229,600	$152,998	$252,593	$274,847	$496,210	$551,874	$98,589	$2,056,711
Accumulated depreciation	(48,629)	(30,028)	(57,444)	(49,106)	(138,943)	(4,070)	(10,995)	(339,215)
Real estate assets, net	180,971	122,970	195,149	225,741	357,267	547,804	87,594	1,717,496
Development in progress	18,337	—	—	—	—	289,767	—	308,104
Land held for development	—	—	33,500	—	—	—	41,075	74,575
Other assets	20,722	10,957	16,337	18,566	49,755	98,191	24,263	238,791
Total assets	$220,030	$133,927	$244,986	$244,307	$407,022	$935,762	$152,932	$2,338,966

Debt	$166,295	$92,131	$138,869	$102,624	$305,223	$—	$63,999	$869,141
Related party debt	—	21,435	—	—	—	—	—	21,435
Other liabilities	4,117	6,621	7,548	4,954	9,488	102,982	8,420	144,130
Equity	49,618	13,740	98,569	136,729	92,311	832,780	80,513	1,304,260
Total liabilities and equity	$220,030	$133,927	$244,986	$244,307	$407,022	$935,762	$152,932	$2,338,966

Company's net investment in unconsolidated joint ventures (1)	$10,425	$6,100	$14,980	$34,107	$17,307	$177,843	$27,694	$288,456

Schedule of Condensed Statements of Operations of Equity Method Investments
Condensed Statements of Operations:

	Year Ended December 31, 2018
	Liberty	Kings Hill Unit	Liberty	Liberty	Liberty/	Liberty Property
	Venture I, LP	Trust	Illinois, LP	Washington, LP	Comcast	18th & Arch (2)	Other (3)	Total
Total revenue	$30,310	$13,925	$24,729	$25,713	$71,389	$74,309	$14,563	$254,938
Operating expense	(7,947)	(5,150)	(7,874)	(9,496)	(32,404)	(20,240)	(4,373)	(87,484)
Interest	(6,184)	(2,713)	(4,771)	(4,418)	(425)	—	(3,403)	(21,914)
Related party interest	—	—	—	—	(13,418)		—	(13,418)
Depreciation and amortization	(7,747)	(3,577)	(7,014)	(5,513)	(14,285)	(17,184)	(2,902)	(58,222)
Other income (expense)	(16)	(196)	(56)	(68)	(436)	(3,982)	11,265	6,511
Gain (loss) on sale/impairment	—	—	—	(25,389)	—	—	—	(25,389)
Net income (loss)	$8,416	$2,289	$5,014	$(19,171)	$10,421	$32,903	$15,150	$55,022

Company's equity in earnings (loss) of unconsolidated joint ventures	$2,540	$602	$1,752	$(4,189)	$5,499	$7,126	$8,052	$21,382

	Year Ended December 31, 2017
	Liberty	Kings Hill Unit	Liberty	Liberty	Liberty/	Liberty Property
	Venture I, LP	Trust	Illinois, LP	Washington, LP	Comcast	18th & Arch (2)	Other (3)	Total
Total revenue	$31,079	$12,976	$23,711	$25,439	$65,372	$16,544	$11,118	$186,239
Operating expense	(8,101)	(4,756)	(7,989)	(9,147)	(26,474)	(3,417)	(3,365)	(63,249)
Interest	(5,801)	(2,329)	(5,882)	(4,065)	(19,411)	—	(2,807)	(40,295)
Depreciation and amortization	(7,598)	(3,238)	(6,918)	(5,926)	(14,485)	(4,077)	(2,124)	(44,366)
Other income (expense)	(100)	(4)	(71)	(65)	(325)	(547)	15,549	14,437
Gain (loss) on sale/impairment	—	—	—	(15,910)	—	30	—	(15,880)
Net income (loss)	$9,479	$2,649	$2,851	$(9,674)	$4,677	$8,533	$18,371	$36,886

Company's equity in earnings (loss) of unconsolidated joint ventures	$2,914	$660	$2,118	$(1,941)	$1,659	$1,782	$9,963	$17,155

	Year Ended December 31, 2016
	Liberty	Kings Hill Unit	Liberty	Liberty	Liberty/	Liberty Property
	Venture I, LP	Trust	Illinois, LP	Washington, LP	Comcast	18th & Arch (2)	Other (3)	Total
Total revenue	$25,149	$11,926	$26,599	$39,727	$65,587	$—	$9,888	$178,876
Operating expense	(6,835)	(4,854)	(9,961)	(15,935)	(26,761)	(280)	(2,801)	(67,427)
Interest	(4,182)	(2,554)	(7,243)	(10,866)	(19,737)	—	(2,462)	(47,044)
Depreciation and amortization	(6,375)	(3,557)	(7,589)	(10,750)	(14,513)	—	(1,925)	(44,709)
Other income (expense)	50	(77)	64	257	(213)	1,270	7,123	8,474
Gain (loss) on sale/impairment	—	—	4,068	40,943	—	—	(11)	45,000
Net income (loss)	$7,807	$884	$5,938	$43,376	$4,363	$990	$9,812	$73,170

Company's equity in earnings (loss) of unconsolidated joint ventures	$2,332	$275	$2,065	$10,857	$1,594	$213	$4,634	$21,970

(1)
Differences between the Company's net investment in unconsolidated joint ventures and its underlying equity in the net assets of the venture are primarily a result of impairments related to the Company's investment in unconsolidated joint ventures, the deferral of gains associated with the sales of properties to joint ventures in which the Company retains an ownership interest and loans made to the joint ventures by the Company. These adjustments have resulted in an aggregate difference reducing the Company's investments in unconsolidated joint ventures by $65.4 million and $3.0 million as of December 31, 2018 and 2017, respectively. Differences between historical cost basis and the basis reflected at the joint venture level (other than loans) are typically depreciated over the life of the related asset.

(2)	Represents the combined results two joint ventures related to the property at 18th and Arch Streets, Philadelphia.
(3)
Other income/(expense) for this group of joint ventures reflects gains related to the sales of land leasehold interests totaling $11.5 million, $16.0 million and $7.1 million for the years ended December 31, 2018, 2017 and 2016, respectively.